Bretton Fund
		Schedule of Investments
		March 31, 2024 (Unaudited)
Shares		Cost	Fair Value	% of Net Assets

COMMON STOCKS

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties
245,430	Armanino Foods of Distinction, Inc.	$ 241,491	$ 1,519,212	1.60%

Finance Services
23,100	American Express Company	1,887,694	5,259,639	5.53%

Fire, Marine & Casualty Insurance
7,500	Berkshire Hathaway Inc. - Class B *	1,116,560	3,153,900
33,400	The Progressive Corporation	2,377,130	6,907,788
		3,493,690	10,061,688	10.59%

Hospital & Medical Service Plans
8,600	UnitedHealth Group Incorporated	2,796,694	4,254,420	4.48%

Laboratory Analytical Instruments
11,000	Revvity, Inc.	1,385,326	1,155,000	1.21%

National Commercial Banks
126,000	Bank of America Corporation	2,683,732	4,777,920
24,000	JPMorgan Chase & Co.	1,799,506	4,807,200
		4,483,238	9,585,120	10.09%

Operative Builders
124,500	Dream Finders Homes, Inc. - Class A *	2,942,713	5,444,385
690	NVR, Inc. *	2,103,937	5,588,972
		5,046,650	11,033,357	11.61%

Railroad, Line-Haul Operating
15,350	Union Pacific Corporation	1,243,056	3,775,025	3.97%

Retail - Auto & Home Supply Stores
2,000	AutoZone, Inc. *	1,416,158	6,303,300	6.63%

Retail - Family Clothing Stores
34,700	Ross Stores Inc.	1,801,642	5,092,572
47,000	The TJX Companies, Inc.	2,014,486	4,766,740
		3,816,128	9,859,312	10.37%

Services - Business Services, NEC
9,380	MasterCard Incorporated - Class A	849,356	4,517,127
15,300	Visa Inc. - Class A	1,733,343	4,269,924
		2,582,699	8,787,051	9.25%

Services - Computer Processing & Data Preparation
57,000	Alphabet Inc. - Class C *	2,082,582	8,678,820	9.13%

Services - Consumer Credit Reporting, Collection Agencies
8,300	Moody's Corporation	2,461,261	3,262,149
9,300	S&P Global Inc.	2,655,628	3,956,685
		5,116,889	7,218,834	7.60%

Services - Prepackaged Software
12,800	Microsoft Corporation	2,010,817	5,385,216	5.67%

Total for Common Stocks		$37,603,112	$92,875,994	97.73%

Total Investments		$37,603,112	$92,875,994

Other Assets in Excess of Liabilities			$ 2,153,496	2.27%

Net Assets			$95,029,490	100.00%

* Non-Income Producing Securities.